UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2024

Date of reporting period: July 31, 2024

Item 1. Report to Stockholders.

(a)

Altrius Global Dividend ETF Ticker: DIVD Listed on: The Nasdaq Stock Market LLC	July 31, 2024 Annual Shareholder Report www.altriusfunds.com

This annual shareholder report contains important information about the Altrius Global Dividend ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.altriusfunds.com. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$52	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/29/2022)
Altrius Global Dividend ETF - NAV	10.20%	21.55%
Altrius Global Dividend ETF - Market	10.14%	21.46%
Solactive GBS Global Markets All Cap Index	16.75%	24.74%
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return)*	18.08%	26.08%

* The Fund has changed its benchmark to the Solactive GBS Global Markets All Cap Index, which represents the overall global equity market in which the Fund invests.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.altriusfunds.com for more recent performance information.

Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Altrius Global Dividend ETF Ticker: DIVD Listed on: The Nasdaq Stock Market LLC	July 31, 2024 Annual Shareholder Report www.altriusfunds.com

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 10.20% (NAV) for the Period, vs 16.75% for Solactive GBS Global Markets All Cap Index. The Fund invests in a portfolio of global equities split equally between U.S. and non-U.S. equities. The Fund’s performance was impacted by the Fund’s higher allocation to non-U.S. securities, as the U.S. markets performed better than international markets, mainly led by the information technology sector riding the artificial intelligence euphoria. During the Period, the Fund had very little exposure to the technology sector compared to the broader market. This, coupled with the Fund’s higher exposure to the defensive sectors like the health care and consumer staples sectors, led to underperformance.
On an absolute basis, the Fund’s performance has been in line with its philosophy of investing in companies that are stable and provide steady and growing dividends. To that extent, the Fund’s exposure to the industrial sector, which is the Fund’s second largest sector after health care, coupled with stock selection was the largest contributor. The Fund’s financial sector exposure added to the Fund’s performance as both U.S. and non-U.S. financials performed well. After decades of low interest rates, banks globally are seeing higher interest incomes and margins on their core lending businesses, leading to robust returns on equity and strong capital positions.
We continue to look for strong and steady dividend payers trading at reasonable valuations across all sectors and lack of exposure to mega-cap tech stocks that barely pay dividends and trade at premium valuations detracted performance.

KEY FUND STATISTICS (as of Period End)
Net Assets	$6,977,005	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	65	Advisory Fees Paid	$33,053
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	20.7%
Industrials	19.5%
Consumer Staples	14.1%
Financials	14.1%
Materials	11.7%
Energy	7.4%
Consumer Discretionary	4.7%
Information Technology	4.0%
Communication Services	2.0%
Real Estate	1.3%
Cash & Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Roche Holding AG - ADR	2.6%
British American Tobacco PLC - ADR	2.5%
Novartis AG - ADR	2.4%
BAE Systems PLC - ADR	2.4%
Royal Bank of Canada	2.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	2.3%
Eaton Corp. PLC	2.2%
DHL Group - ADR	2.2%
AstraZeneca PLC - ADR	2.2%
BP PLC - ADR	2.1%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.altriusfunds.com. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

(b) Not applicable
Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2024	FYE 7/31/2023
(a) Audit Fees	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A
(c)Tax Fees	$2,250	$1,750
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 5.1%
BAE Systems PLC - ADR	2,521	$168,277
General Dynamics Corp.	297	88,717
Lockheed Martin Corp.	177	95,920
		352,914

Agricultural & Farm Machinery - 2.1%
CNH Industrial NV	13,679	145,681

Air Freight & Logistics - 2.2%
DHL Group - ADR	3,478	155,919

Asset Management & Custody Banks - 1.0%
Franklin Resources, Inc.	3,053	69,822

Automobile Manufacturers - 3.6%
Stellantis NV	6,767	112,941
Toyota Motor Corp. - ADR	714	138,195
		251,136

Biotechnology - 2.4%
AbbVie, Inc.	469	86,915
Gilead Sciences, Inc.	1,080	82,145
		169,060

Broadcasting - 0.8%
Paramount Global - Class B	4,930	56,301

Commodity Chemicals - 3.0%
Dow, Inc.	1,260	68,632
LyondellBasell Industries NV - Class A	1,389	138,150
		206,782

Communications Equipment - 1.0%
Cisco Systems, Inc.	1,451	70,301

Construction & Engineering - 1.9%
Vinci SA - ADR	4,728	134,937

Construction Machinery & Heavy Transportation Equipment - 1.3%
Caterpillar, Inc.	261	90,358

The accompanying notes are an integral part of these financial statements.

1

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Diversified Banks - 11.0%
Banco Bilbao Vizcaya Argentaria SA - ADR	15,298	$161,241
Bank of America Corp.	2,324	93,680
BNP Paribas SA - ADR	4,153	142,406
Citigroup, Inc.	1,470	95,374
JPMorgan Chase & Co.	525	111,720
Royal Bank of Canada	1,452	162,247
		766,668

Drug Retail - 0.6%
Walgreens Boots Alliance, Inc.	3,608	42,827

Electrical Components & Equipment - 3.6%
Eaton Corp. PLC	513	156,357
Emerson Electric Co.	801	93,805
		250,162

Health Care Distributors - 1.3%
Cardinal Health, Inc.	886	89,335

Health Care Services - 1.4%
Cigna Group	275	95,884

Household Products - 3.0%
Procter & Gamble Co.	488	78,451
Reckitt Benckiser Group PLC - ADR	12,072	130,378
		208,829

Industrial Conglomerates - 3.3%
3M Co.	718	91,581
Siemens AG - ADR	1,528	139,659
		231,240

Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	476	125,593

Integrated Oil & Gas - 6.2%
BP PLC - ADR	4,176	147,789
Chevron Corp.	443	71,088
Exxon Mobil Corp.	659	78,151
TotalEnergies SE - ADR	2,041	138,339
		435,367

Integrated Telecommunication Services - 1.2%
Verizon Communications, Inc.	2,092	84,768

The accompanying notes are an integral part of these financial statements.

2

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 1.4%
International Business Machines Corp.	507	$97,415

Multi-line Insurance - 2.1%
AXA SA - ADR	4,116	144,719

Oil & Gas Refining & Marketing - 1.2%
Phillips 66	557	81,032

Packaged Foods & Meats - 4.4%
Kraft Heinz Co.	2,302	81,053
Nestle SA - ADR	1,455	146,941
Tyson Foods, Inc. - Class A	1,336	81,362
		309,356

Paper & Plastic Packaging Products & Materials - 4.8%
Amcor PLC	13,477	141,913
International Paper Co.	2,085	96,911
Packaging Corp. of America	483	96,537
		335,361

Pharmaceuticals - 15.6%
AstraZeneca PLC - ADR	1,961	155,213
Bristol-Myers Squibb Co.	1,604	76,286
GSK PLC - ADR	3,570	138,409
Johnson & Johnson	506	79,872
Merck & Co., Inc.	651	73,648
Novartis AG - ADR	1,524	169,895
Pfizer, Inc.	2,753	84,077
Roche Holding AG - ADR	4,445	180,067
Sanofi SA - ADR	2,586	133,981
		1,091,448

Restaurants - 1.1%
Starbucks Corp.	1,004	78,262

Semiconductors - 1.6%
Broadcom, Inc.	690	110,869

Soft Drinks & Non-alcoholic Beverages - 1.0%
PepsiCo, Inc.	402	69,413

Specialty Chemicals - 1.1%
Eastman Chemical Co.	777	80,287

Steel - 1.0%
POSCO Holdings, Inc. - ADR	1,036	67,796

The accompanying notes are an integral part of these financial statements.

3

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Tobacco - 5.1%
Altria Group, Inc.	1,763	$86,404
British American Tobacco PLC - ADR	4,898	174,565
Philip Morris International, Inc.	813	93,625
		354,594
TOTAL COMMON STOCKS (Cost $6,182,354)		6,854,436

REAL ESTATE INVESTMENT TRUSTS - 1.3%
BXP, Inc.	1,220	86,998
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $73,239)		86,998

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23% (a)	21,048	21,048
TOTAL SHORT-TERM INVESTMENTS (Cost $21,048)		21,048

TOTAL INVESTMENTS - 99.8% (Cost $6,276,641)		$6,962,482
Other Assets in Excess of Liabilities - 0.2%		14,523
TOTAL NET ASSETS - 100.0%		$6,977,005

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	The rate shown represents the 7-day effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

4

ALTRIUS GLOBAL DIVIDEND ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2024

Assets:
Investments in securities, at value (See Note 2)	$6,962,482
Dividends and interest receivable	17,362
Total assets	6,979,844

Liabilities:
Accrued investment advisory fees (See Note 4)	2,839
Total liabilities	2,839
Net Assets	$6,977,005

Net Assets Consist of:
Paid-in capital	$6,419,327
Total distributable earnings (accumulated deficit)	557,678
Net Assets:	$6,977,005

Calculation of Net Asset Value Per Share:
Net Assets	$6,977,005
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	210,000
Net Asset Value per Share	$33.22

Cost of Investments in Securities	$6,276,641

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

STATEMENT OF OPERATIONS
For the Year Ended July 31, 2024

Investment Income:
Dividend income (net of foreign withholding tax of $13,067)	$246,554
Interest income	5,453
Total investment income	252,007

Expenses:
Investment advisory fees (See Note 4)	33,053
Net expenses	33,053

Net Investment Income (Loss)	218,954

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	299,618
299,618
Net change in unrealized appreciation (depreciation) on:
Investments	171,303
171,303
Net realized and unrealized gain (loss) on investments:	470,921
Net Increase (Decrease) in Net Assets Resulting from Operations	$689,875

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended July 31, 2024	For the Period Ended July 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$218,954	$123,147
Net realized gain (loss) on investments	299,618	53,343
Net change in unrealized appreciation (depreciation) on investments	171,303	514,538
Net increase (decrease) in net assets resulting from operations	689,875	691,028

Distributions to Shareholders:
Distributable earnings	(219,530)	(122,818)
Total distributions to shareholders	(219,530)	(122,818)

Capital Share Transactions:
Proceeds from shares sold	1,535,431	6,904,119
Payments for shares redeemed	(2,192,547)	(308,555)
Transaction fees (See Note 1)	2	—
Net increase (decrease) in net assets derived from net change in capital share transactions	(657,114)	6,595,564

Net Increase (Decrease) in Net Assets	(186,769)	7,163,774

Net Assets:
Beginning of period	7,163,774	—
End of period	$6,977,005	$7,163,774

Changes in Shares Outstanding:
Shares outstanding, beginning of period	230,000	—
Shares sold	50,000	240,000
Shares repurchased	(70,000)	(10,000)
Shares outstanding, end of period	210,000	230,000

(1) The Fund commenced operations on September 29, 2022.

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fee(7)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
For the Year Ended July 31, 2024	$31.15	1.02	2.08	3.10	(1.03)	(1.03)	0.00(8)	$33.22	10.20%	$6,977	0.49%	3.25%	10%
For the Period September 29, 2022(6) to July 31, 2023	$24.62	0.95	6.33	7.28	(0.75)	(0.75)	N/A	$31.15	29.83%	$7,164	0.49%	3.88%	13%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.
(6) Commencement of operations.
(7) See Note 1.
(8) Less than $0.005.

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2024

NOTE 1 – ORGANIZATION

Altrius Global Dividend ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on September 29, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital growth of capital and income.

Shares of the Fund are listed and traded on the Nasdaq Stock Market. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of July 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$6,854,436	$—	$—	$6,854,436
Real Estate Investment Trusts	86,998	—	—	86,998
Money Market Funds	21,048	—	—	21,048
Total Investments in Securities	$6,962,482	$—	$—	$6,962,482
     Refer to the Schedule of Investments for additional information.

During the fiscal year ended July 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended July 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended July 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended July 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended July 31, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(421,089)	$421,089

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Dividend-Paying Common Equity Security Risk. In selecting common equity securities in which the Fund will invest, the Sub-Adviser will consider the issuer’s history of paying regular periodic dividends to its common equity holders. Such dividends are not fixed but are paid periodically at the discretion of the issuer’s board of directors. Companies that have historically paid dividends are not required to continue to pay dividends and could reduce or eliminate the payment of dividends in the future.

Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Value Investing Risk. The Sub-Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Sub-Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.
There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

Depositary Receipts. In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Those conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding investments may not successfully achieve the Fund’s investment objective given actual market trends. In addition, there is the risk that the Sub-Adviser’s investment process, techniques and analyses will not produce the desired investment results and the Fund may lose value as a result. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments. However, the Adviser may deviate from Sub-Adviser recommendations due to a clear error in a particular recommendation, compliance concerns (e.g., concentration limits), liquidity concerns, authorized participant-related concerns, or due to regulatory requirements.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets.

Altrius Capital Management, Inc. (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,113,760	$658,397

For the fiscal year ended July 31, 2024, there were in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$872,854	$1,954,172

For the fiscal year ended July 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$221,622	$201,039

There were no purchases or sales of U.S. Government securities during the fiscal year.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2024, were as follows:

Tax cost of Investments	$6,291,453
Gross tax unrealized appreciation	936,613
Gross tax unrealized depreciation	(265,584)
Net tax unrealized appreciation (depreciation)	$671,029
Undistributed ordinary income	1,713
Undistributed long-term gain	—
Total distributable earnings	1,713
Other accumulated gain (loss)	(115,064)
Total accumulated gain (loss)	$557,678

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended July 31, 2024, the Fund did not defer any post-October capital or late-year losses.

At July 31, 2024, the Fund had the following capital loss carryforwards:

Unlimited Short-Term	Unlimited Long-Term
$(21,799)	$(93,265)

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2024 and period ended July 31, 2023, were as follows:

Fiscal Year Ended July 31, 2024	Fiscal Period Ended July 31, 2023
Ordinary Income	Ordinary Income
$219,530	$122,818

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to July 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the below:

Effective September 16, 2024, Michael D. Barolsky is President (principal executive officer) of the Trust.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Altrius Global Dividend ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Altrius Global Dividend ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of July 31, 2024, the related statement of operations for the year ended July 31, 2024 and, the statement of changes in net assets and the financial highlights for the year ended July 31, 2024 and for the period September 29, 2022 (commencement of operations) to July 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 27, 2024

ALTRIUS GLOBAL DIVIDEND ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2024, for the Fund was 49.56%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00%.

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended July 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
$13,300	$0.06	54.87%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	October 4, 2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer (principal financial officer)

Date:	October 4, 2024